STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

February 21, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Investment Funds
(Registration Nos: 33-08214 and 811-04813)

Ladies and Gentlemen:

On behalf of Dreyfus Investment Funds (the “Trust”), transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 170 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  The Amendment relates to Post-Effective Amendment No. 165 (“Amendment No. 165”) to the Registration Statement, filed with the Securities and Exchange Commission (the “Commission”) on December 19, 2013 for the purpose of implementing certain changes to the investment policies and restrictions of Dreyfus/Standish Global Fixed Income Fund (the “Global Fixed Income Fund”), Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the “Small/Mid Cap Fund”) and Dreyfus/Standish Intermediate Tax Exempt Bond Fund, to be re-named Dreyfus Tax Sensitive Total Return Bond Fund (the “Tax Sensitive Fund”) (each, a “fund,” and collectively, the “funds”).

The Amendment is being filed on behalf of the Global Fixed Income Fund and the Tax Sensitive Fund in order to respond to comments of the staff (the “Staff”) of the Commission on Amendment No. 165 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on February 3, 2014 and to complete previously incomplete portions of the filing, including updating financial information, to make certain other revisions and to file exhibits, including an amended Investment Advisory Agreement, sub-investment advisory agreements and the consent of the Trust’s independent registered public accounting firm.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.  The prospectuses and statement of additional information (“SAI”) included in the Amendment have been marked to indicate changes from those versions filed as part of Amendment No. 165.

With respect to the Small/Mid Cap Fund, the Trust filed Post-Effective No. 169 to the Registration Statement on February 18, 2014 delaying effectiveness of the Amendment for that fund until March 20, 2014.  The Trust anticipates filing another amendment pursuant to Rule 485(b) under the Securities Act to respond to the Staff comments applicable to the Small/Mid Cap Fund.

For the convenience of the Staff, and for completeness purposes, the Staff’s comments have been restated below in their entirety, and the response is set out immediately following each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Dreyfus/Standish Global Fixed Income Fund

1.
Staff Comment:  The last sentence of the first paragraph in Fund Summary—Principal Investment Strategy and Fund Details—Goal and Approach describes the fund’s hedging strategy.  Please describe how the fund will execute its hedging strategy.  Additionally, if the fund intends to use derivatives for hedging purposes, please provide appropriate disclosure, including what types of derivative instruments will be used.

Response:  The referenced sentence has been revised as follows:  “The fund will hedge most, but not necessarily all, of its foreign currency exposure to protect the U.S. dollar value of the fund’s assets principally by using forward contracts, futures contracts and swap agreements.”  The existing disclosure in “Derivatives risk” in Fund Summary—Principal Risks and Fund Details—Investment Risks discusses the relevant risks.

2.
Staff Comment:  Please confirm to us that, for purposes of compliance with its policy with respect to the investment of 80% of its assets (the “GFI Fund 80% Policy”), the fund will value any derivatives at their market (and not notional) value and that such derivatives will be “economically similar” to “U.S. dollar and non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets.”

Response:  The fund does not intend to take into the account the value of any derivative instruments for the purposes of compliance with the GFI Fund 80% Policy.

3.
Staff Comment:  The fourth paragraph of Fund Details—Goal and Approach lists a variety of fixed-income securities that “[t]he fund’s fixed income investments may include.”  Please add appropriate strategy and risk disclosure to the fund summary section for each type of security that is a part of the fund’s principal investment strategy.  Additionally, in Fund Details—Goal and Approach, please differentiate between the strategies and investments that are principal investment strategies of the fund and those that are not, as per Item 9 of Form N-1A.

Response:  The referenced paragraph has been revised to read:  “The fund invests principally in bonds, notes (including structured notes), mortgage-related securities, asset-backed securities and Eurodollar and Yankee dollar instruments, but its fixed-income investments may also include convertible securities, preferred stocks and money market instruments.”  We have also moved this disclosure so that it follows the discussion of the funds principal investment strategy.  In addition, we have added the following sentence to Fund Summary—Principal Investment Strategies:  “The fund invests principally in in bonds, notes (including structured notes), mortgage-related securities, asset-backed securities and Eurodollar and Yankee dollar instruments” and moved the Mortgage-related securities risk and Asset-backed securities risk disclosure, currently included as additional risks in the second part of Fund Details—Investment Risks, to the first part of Fund Details—Investment Risks as principal risks, and included summary versions in Fund Summary—Principal Risks.  We have also added disclosure for Structured notes risk as a principal risk.

4.
Staff Comment:  Please confirm supplementally that if the fund sells credit default swap agreements, it will segregate liquid assets, or otherwise cover the obligation in accordance with Commission and Staff guidance, in the full notional value of the credit default swap.

Response:  We have been advised by Trust management that, if the fund sells credit default swap agreements, it will segregate liquid assets, or otherwise cover the obligation in accordance with Commission and Staff guidance, in the full notional value of the credit default swap.

Dreyfus Tax Sensitive Total Return Bond Fund

5.
Staff Comment:  In Fund Summary—Fees and Expenses, regarding footnote **, discussing the fee waiver, if The Dreyfus Corporation may recoup any fees waived, please disclose this in the footnote, along with the terms of any recoupment.  Also, please clarify if the board of trustees may terminate this waiver/reimbursement before February 21, 2015.

Response:  Amounts waived or reimbursed by The Dreyfus Corporation (“Dreyfus”) under this agreement (the “Expense Limitation Agreement”) are not subject to recoupment by Dreyfus.  The Expense Limitation Agreement may only be terminated prior to February 21, 2015 upon termination of the Investment Advisory Agreement between the Trust, on behalf of the fund, and Dreyfus.  Accordingly, we believe the disclosure does not need to be clarified.

6.
Staff Comment:  In Fund Summary—Principal Investment Strategy, the first sentence states that “[t]he fund normally invests at least 80% of its net assets . . . in bonds (or other instruments with similar economic characteristics)” (the “Bond Fund 80% Policy”).  If the securities included in the Bond Fund 80% Policy include derivatives, please disclose the types of derivatives.

Response:  Derivative instruments with similar economic characteristics to bonds will be included for purposes of compliance with the Bond Fund 80% Policy, but will not be a principal investment strategy of the fund.  Please note the following disclosure in the fifth paragraph of Fund Details—Goal and Approach:

Although not a principal investment strategy, the fund may, but is not required to, use derivatives . . . To the extent such derivatives have similar economic characteristics to bonds, these investments will be considered “bonds” for purposes of the fund’s policy with respect to the investment of 80% of its net assets.  These derivative instruments include options, futures and options on futures (including those relating to securities, foreign currencies, indexes and interest rates), forward contracts, swap agreements (including interest rate, credit default and total return swaps), options on swap agreements, and other credit derivatives.

Since investing in derivative instruments will not be a principal investment strategy of the fund, and since Form N-1A only permits discussion of “principal investment strategies” in the summary section of the prospectus, these instruments are not discussed in Fund Summary—Principal Investment Strategy.

7.
Staff Comment:  The third paragraph of Fund Summary—Principal Investment Strategy mentions “exploit[ing] relative value opportunities.”  Please clarify this statement and supplement the prospectus with additional risk disclosure (e.g., value investing risk) as appropriate.

Response:  The first two sentences of the referenced paragraph have been revised as follows:

The fund’s portfolio managers seek relative value opportunities within the municipal bond market and to selectively invest in taxable securities that may offer the potential to enhance after-tax total return and/or reduce volatility.  In selecting securities, the portfolio managers use a combination of fundamental credit analysis and macro-economic and quantitative inputs.  The portfolio managers focus on identifying undervalued sectors and securities and select municipal bonds by (i) using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and (ii) investing in various sectors based on apparent relative values.

In addition, the following risk factor has been added to Fund Summary—Principal Risks and to Fund Details—Investment Risks:

Value investing risk.  Value investing involves the risk that investments may never reach their value, either because the market fails to recognize their intrinsic worth or the expected value was misgauged.  These investments also may decline in price even though in theory they are already undervalued.

8.
Staff Comment:  The fund includes Derivatives risk as a principal investment risk, but does not disclose use of derivatives in its Fund Summary—Principal Investment Strategies.  If investing in derivatives generally, or certain types of derivatives, is a part of the fund’s principal investment strategy, please add appropriate strategy disclosure in the summary section.

Response:  Please see the response to comment 6.  We have removed Derivatives risk as a principal investment risk in Fund Summary—Principal Risks.  In addition, we have moved the Derivatives risk disclosure, currently included as a principal risk in the first part of Fund Details—Investment Risks, to the second part of Fund Details—Investment Risks as an additional risk.

9.
Staff Comment:  The first paragraph of Fund Details—Goal and Approach lists a variety of fixed-income securities that “[t]he fund’s bond investments include.”  Please add appropriate strategy and risk disclosure to the fund summary section for each type of security that is a part of the fund’s principal investment strategy.

Response:  The referenced paragraph has been revised as follows:

The fund invests principally in the following:

•	municipal bonds;
•	bonds issued or guaranteed by the U.S. government or its agencies or instrumentalities;
•	corporate bonds;
•	mortgage-related securities;
•	asset-backed securities; and
•	bonds of foreign governments and companies (limited to up to 15% of the fund’s assets, including emerging market bonds).

The fund’s bond investments also may include, but are not limited to, inflation-indexed securities, zero coupon, pay-in-kind and step-up securities and euro dollar and yankee dollar investments.

We have also moved this disclosure so that it follows the discussion of the funds principal investment strategy.  In addition, we have added the first sentence quoted above as the penultimate sentence of the first paragraph of Fund Summary—Principal Investment Strategies and moved the Mortgage-related securities risk, Asset-backed securities risk and Foreign investment risk disclosure, currently included as additional risks in the second part of Fund Details—Investment Risks, to the first part of Fund Details—Investment Risks as principal risks and included summary versions in Fund Summary—Principal Risks.  We have also added disclosure for Government securities risk as a principal risk and Emerging markets risk as an additional risk.

10.
Staff Comment:  Please provide the statement required by Item 10 of Form N-1A that a discussion regarding the basis for the board of trustees approving any investment advisory contract of the Fund is available in the fund’s annual or semi-annual report to shareholders, as applicable, and providing the period covered by the relevant annual or semi-annual report.

Response:  Please note the following sentence is included as the third sentence under Management: “A discussion regarding the basis for the board’s approving the fund’s investment advisory agreement with Dreyfus is available in the fund’s semiannual report for the six month period ended March 31, 2013.”

All Funds

11.
Staff Comment:  To the extent the funds list Portfolio turnover risk as a risk of investing in the fund, please include appropriate disclosure in the relevant strategy section (i.e., disclosure regarding “active trading”).

Response:  Portfolio turnover risk is included as a principal risk of Dreyfus/Standish Global Fixed Income Fund.  Please note that the third paragraph in each of Fund Summary—Principal Investment Strategy and Fund Details—Goal and Approach states that the “portfolio managers . . . actively trade among sectors.”  As such, we do not believe additional disclosure is necessary

Statement of Additional Information

12.	Staff Comment: Please disclose the Tax Sensitive Fund’s policy regarding concentrating investments in a particular industry or group of industries as per Item 16 of Form N-1A.

Response:  We have added the following as a Fundamental Investment Restriction of the Tax Sensitive Fund:

[The fund may not] [p]urchase any securities which would cause more than 25% of the value of the fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry.  For purposes of this Fundamental Policy, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry.

* * * * *

We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff’s comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5698 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes

K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 21, 2014
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Dreyfus Investment Funds
Dreyfus Tax Sensitive Total Return Bond Fund and Dreyfus/Standish Global Fixed Income Fund
File Nos. 033-08214; 811-04813
Post-Effective Amendment No. 170

Ladies and Gentlemen:

We have acted as counsel to Dreyfus Investment Funds (the “Fund”) in connection with the preparation of Post-Effective Amendment No. 170 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) In this capacity, we have reviewed the disclosure that we understand will be contained in the Amendment when it is filed with the Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP